Consolidated Balance Sheets - USD ($)	Dec. 31, 2016	Mar. 31, 2016
Current assets
Cash and cash equivalents	$ 372,499	$ 472,317
Accounts receivable, net	148,958	58,307
Investment tax credits receivable	67,373	281,644
Other tax credits	109,021	84,652
Prepaid expenses	13,603	24,959
Total Current Assets	711,818	921,879
Investments	113,205	116,414
Property and equipment, net	25,399	26,317
Total Assets	850,422	1,064,610
Current liabilities
Accounts payable	24,704	9,161
Accrued liabilities	11,483	41,518
Deferred revenue	90,966	110,969
Total current liabiliities	127,153	161,648
Deferred rent	8,742	11,035
Shareholders' equity:
Preferred shares, no par value, non-cumulative dividend at a rate to be determined by the Board of Directors redeemable for CDN $1 per share. Unlimited authorized shares; issued and outstanding NIL shares at December 31, 2016 and March 31, 2016.
Special shares, no par value, non-voting, Unlimited authorized shares; issued and outstanding NIL shares at December 31, 2016 and March 31, 2016.
Common shares, no par value, Unlimited authorized shares; 161875077 shares issued and outstanding as at December 31, 2016 and 157,709,851 shares as at March 31, 2016.	$ 19,484,482	$ 19,484,482
Additional paid-in capital	2,960,789	2,960,789
Accumulated deficit	(21,397,726)	(21,213,270)
Accumulated other comprehensive income	(333,018)	340,074
Total shareholders' equity	714,527	891,927
Total liability and equity	$ 850,422	$ 1,064,610